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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-00933
                                   --------------------------------------------

                         CGM CAPITAL DEVELOPMENT FUND
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              (Exact name of registrant as specified in charter)

                   One International Place, Boston, MA 02110
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      (Address of principal executive offices)                  (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
            Bingham McCutchen LLP, 150 Federal St., Boston, MA 02110
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end:   12/31
                         -----------------------

Date of reporting period:   7/1/03 -- 6/30/04
                          ----------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17
CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form
N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
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
CGM CAPITAL DEVELOPMENT FUND
FILE NO. 811-933

                                                                                              Proposed
                                                                                                 By
                                                                                               Issuer                         For
                                                                                                 or         Was               or
Proxies Voted July 2003 thru June 2004                  Meeting       Matter                  Security      Vote    Actual   Against
      Issuer                     Ticker      CUSIP       Date        Voted On                  Holder       Cast?    Vote      Mgt.
      ------                     ------      -----       ----        --------                  ------       -----    ----      ----

Champion Enterprises, Inc.        CHB       158496109   4/27/04    1. Elect six directors      Issuer        Yes      For       For

CKE Restaurants, Inc.             CKR       12561E105   6/28/04    1. Elect five directors     Issuer        Yes      For       For
                                                                   2. Ratify the selection of  Issuer        Yes      For       For
                                                                   KPMG LLP as independent
                                                                   auditors for the 2005
                                                                   fiscal year

Cleveland-Cliffs Inc.             CLF       185896107   5/11/04    1. Elect 11 directors       Issuer        Yes      For       For

Companhia Siderurgica Nacional    SID       20440W105   4/29/04    1. Confirmation of the      Issuer        Yes      For       For
                                                                   reassessment of property,
                                                                   plan and equipment
                                                                   approved in the annual and
                                                                   special shareholders
                                                                   meeting held on April 29,
                                                                   2003
                                                                   2. Examining the managers'  Issuer        Yes      For       For
                                                                   accounts, examine, discuss
                                                                   and vote the financial
                                                                   statements and
                                                                   administration report
                                                                   3. Approval of the          Issuer        Yes      For       For
                                                                   destination of the 2003
                                                                   business year's net profit
                                                                   and distribution of
                                                                   dividends
                                                                   4. Approval of capital      Issuer        Yes      For       For
                                                                   budget
                                                                   5. Election of the board    Issuer        Yes      For       For
                                                                   of director's members
                                                                   6. Establishment of the     Issuer        Yes      For       For
                                                                   annual global remuneration
                                                                   of the board of directors
                                                                   and of executives
                                                                   7. Change of the            Issuer        Yes      For       For
                                                                   newspapers in which the
                                                                   company publishes its
                                                                   legal matters
                                                                   8A. Approval of the
                                                                   amendment of the 2nd        Issuer        Yes      For       For
                                                                   article of the bylaws
                                                                   8B. Approval of the split   Issuer        Yes      For       For
                                                                   of shares representing the
                                                                   company's capital stock

ConocoPhillips                    COP       20825C104   5/5/04     1. Elect six directors      Issuer        Yes      For       For
                                                                   2. Ratify the appointment   Issuer        Yes      For       For
                                                                   of Ernst & Young LLP as
                                                                   independent auditors for
                                                                   the Company for 2004
                                                                   3. Approve the 2004         Issuer        Yes    Against  Against
                                                                   Omnibus Stock and
                                                                   Performance Incentive Plan
                                                                   4. Shareholder proposal    Security
                                                                   regarding officer &         Holder        Yes    Against     For
                                                                   director compensation
                                                                   5. Shareholder proposal    Security
                                                                   regarding executive         Holder        Yes    Against     For
                                                                   compensation
                                                                   6. Shareholder proposal    Security
                                                                   regarding ANWR drilling     Holder        Yes    Against     For

D. R. Horton, Inc.                DHI       23331A109   1/29/04    1. Elect seven directors    Issuer        Yes      For       For
                                                                   2. Amend the D.R. Horton,   Issuer        Yes      For       For
                                                                   Inc. 2000 Incentive Plan

Deere & Company                   DE        244199105   2/25/04    1. Elect four directors     Issuer        Yes      For       For

Frontier Oil Corporation          FTO       35914P105   4/15/04    1. Elect seven directors    Issuer        Yes      For       For
                                                                   2. Ratify the appointment   Issuer        Yes      For       For
                                                                   of Deloitte & Touche LLP,
                                                                   independent certified
                                                                   public accountants, as the
                                                                   Company's auditors for the
                                                                   year ending December 31,
                                                                   2004

Frontline LTD                     FRO       G3682E127   12/31/03   1. Set the maximum number   Issuer        Yes      For       For
                                                                   of Directors to be not
                                                                   more than six
                                                                   2. resolve that vacancies   Issuer        Yes      For       For
                                                                   in the number of Directors
                                                                   be designated casual
                                                                   vacancies and that the
                                                                   Board of Directors be
                                                                   authorized to fill such
                                                                   casual vacancies as and
                                                                   when it deems fit
                                                                   3. Re-elect John Fredrisen  Issuer        Yes      For       For
                                                                   as a Director of the
                                                                   Company
                                                                   4. Re-elect To Olav Troim   Issuer        Yes      For       For
                                                                   as a Director of the
                                                                   Company
                                                                   5. Re-elect as a Director   Issuer        Yes      For       For
                                                                   of the Company, Kate
                                                                   Blankenship, who was
                                                                   appointed to fill a
                                                                   vacancy and, being
                                                                   eligible, offered herself
                                                                   for re-election
                                                                   6. Appoint                  Issuer        Yes      For       For
                                                                   PricewaterhouseCoopers DA
                                                                   of Oslo, Norway as
                                                                   auditors and authorize the
                                                                   Directors to determine
                                                                   their remuneration

Holly Corporation                 HOC       435758305   5/13/04    1. Elect ten directors      Issuer        Yes      For       For
                                                                   2. Approve an amendment to  Issuer        Yes      For       For
                                                                   the Company's Restated
                                                                   Certificate of
                                                                   Incorporation to increase
                                                                   the number of authorized
                                                                   shares of the Company's
                                                                   common stock

Hovnanian Enterprises, Inc.       HOV       442487203    3/5/04    1. Elect nine directors of  Issuer        Yes      For       For
                                                                   the Company for the
                                                                   ensuing year to serve
                                                                   until the next Annual
                                                                   Meeting
                                                                   2. Ratification of the      Issuer        Yes      For       For
                                                                   selection of Ernst & Young
                                                                   LLP as independent
                                                                   accountants to examine
                                                                   financial statements for
                                                                   the year ended October 31,
                                                                   2004
                                                                   3. Approve an amendment to  Issuer        Yes      For       For
                                                                   the Company's amended
                                                                   Certificate of
                                                                   Incorporation to increase
                                                                   the total number of
                                                                   authorized shares of all
                                                                   classes of stock from
                                                                   100,100,000 to
                                                                   230,100,000, of which
                                                                   200,000,000 shares will be
                                                                   Class A Common Stock and
                                                                   30,000,000 shares will be
                                                                   shares of Class B Common
                                                                   Stock and 100,000 will be
                                                                   Preferred Stock
                                                                   4. Approve Amended and      Issuer        Yes      For       For
                                                                   Restated Senior Executive
                                                                   Short-Term Incentive Plan
                                                                   5. Approve Amended and      Issuer        Yes    Against  Against
                                                                   Restated 1999 Stock
                                                                   Incentive Plan

INCO Limited                      N         453258402   4/21/04    1. Elect ten directors      Issuer        Yes      For       For
                                                                   2. Approve the by-law       Issuer        Yes      For       For
                                                                   confirmation resolution
                                                                   3. Appoint                  Issuer        Yes      For       For
                                                                   PricewaterhouseCoopers LLP
                                                                   as auditors

Lennar Corporation                LEN       526057302   3/30/04    1. Elect three directors    Issuer        Yes      For       For

M.D.C. Holdings, Inc.             MDC       552676108   4/26/04    1. Elect two directors      Issuer        Yes      For       For
                                                                   2. Shareowner proposal     Security
                                                                   regarding preparation of    Holder        Yes    Against     For
                                                                   sustainability report

Monaco Coach Corporation          MNC       60886R103   5/18/04    1. Elect four directors     Issuer        Yes      For       For
                                                                   2. Re-approve the           Issuer        Yes      For       For
                                                                   company's executive
                                                                   variable compensation plan
                                                                   3. Ratify the appointment   Issuer        Yes      For       For
                                                                   of PricewaterhouseCoopers
                                                                   LLP as independent
                                                                   accountants of the company
                                                                   for the fiscal year ending
                                                                   January 1, 2005

National R.V. Holdings, Inc.      NVH       637277104   6/12/04    1. Elect two directors      Issuer        Yes      For       For
                                                                   2. Ratify and approve the   Issuer        Yes      For       For
                                                                   selection of
                                                                   PricewaterhouseCoopers LLP
                                                                   as the company's
                                                                   independent public
                                                                   accountants for the fiscal
                                                                   year ending December 31,
                                                                   2004

Navistar International                                             1. Elect three directors    Issuer        Yes      For       For
Corporation                       NAV       63934E108   2/17/04    2. Ratify the selection of  Issuer        Yes      For       For
                                                                   Deloitte & Touche LLP as
                                                                   independent auditor
                                                                   3. Approve adoption of      Issuer        Yes    Against  Against
                                                                   2004 Performance Incentive
                                                                   Plan

PacifiCare Health Systems, Inc.   PHS       695112102   5/20/04    1. Elect 10 directors       Issuer        Yes      For       For
                                                                   2. Approve amendment and    Issuer        Yes      For       For
                                                                   restatement of the
                                                                   Employee Stock Purchase
                                                                   Plan
                                                                   3. Ratify the selection of  Issuer        Yes      For       For
                                                                   Ernst & Young LLP as
                                                                   independent auditors

PetroKazakhstan Inc.              PKZ       71649P102   5/4/02     1. Elect directors          Issuer        Yes      For       For
                                                                   2. Appoint TOO Deloitte &   Issuer        Yes      For       For
                                                                   Touche,Almaty,Kazakhstan
                                                                   as auditor of the
                                                                   corporation

Petrolio Brasileiro S.A. -                                         A1. Approve management      Issuer        Yes      For       For
PETROBRAS                         PBR       71654V408   3/29/04    report, the financial
                                                                   statements and Audit
                                                                   Committee's Opinion for
                                                                   the fiscal year 2003
                                                                   A2. Approve Capital         Issuer        Yes      For       For
                                                                   Expenditure Budget for the
                                                                   fiscal year 2004
                                                                   A3. Approve distribution    Issuer        Yes      For       For
                                                                   of results for fiscal year
                                                                   2003
                                                                   A4. Approve election of     Issuer        Yes      For       For
                                                                   members of the Board of
                                                                   Directors, Audit Committee
                                                                   and their respective
                                                                   substitutes
                                                                   E1. Approve increase of     Issuer        Yes      For       For
                                                                   capital stock
                                                                   E2. Approve increase in     Issuer        Yes      For       For
                                                                   limit of authorized
                                                                   capital
                                                                   E3. Approve establishment   Issuer        Yes      For       For
                                                                   of the compensation of
                                                                   management and effective
                                                                   members of the audit
                                                                   committee, as well as
                                                                   their participation in the
                                                                   profits

Phelps Dodge Corporation          PD        717265102   5/28/04    1. Elect four directors     Issuer        Yes      For       For
                                                                   2. Shareholder proposal     Security
                                                                   regarding charitable         Holder       Yes    Against     For
                                                                   contributions

RARE Hospitality International,                                    1. Elect four directors     Issuer        Yes      For       For
Inc.                              RARE      753820109   5/10/04    2. Approve amendments to    Issuer        Yes    Against  Against
                                                                   the RARE Hospitality
                                                                   International, Inc.
                                                                   amended and restated 2002
                                                                   Long-term Incentive Plan
                                                                   3. Ratify the selection of  Issuer        Yes      For       For
                                                                   KPMG LLP as independent
                                                                   auditors for the fiscal
                                                                   year ending December 27,
                                                                   2004

Seagate Technology                STX       G7945J104  10/28/03    1. Elect eleven directors   Issuer        Yes      For       For
                                                                   for terms expiring at the
                                                                   2004 Annual General
                                                                   Meeting of Shareholders
                                                                   2. Approve the material     Issuer        Yes      For       For
                                                                   terms of Seagate
                                                                   Technology's annual
                                                                   incentive bonus plan
                                                                   3. Ratify the appointment   Issuer        Yes      For       For
                                                                   of Ernst & Young LLP as
                                                                   independent auditors of
                                                                   Seagate Technology for the
                                                                   year ending July 2, 2004

Teekay Shipping Corporation       TK        Y8564W103    6/1/04    1. Elect two directors      Issuer        Yes      For       For
                                                                   2. Ratify the selection of  Issuer        Yes      For       For
                                                                   Ernst & Yesoung LLP as
                                                                   independent auditors for
                                                                   the fiscal year ending
                                                                   December 31, 2004

Toll Brothers, Inc.               TOL       889478103   1/23/04    1. Elect four directors to  Issuer        Yes      For       For
                                                                   hold office until the 2007
                                                                   Annual Meeting of
                                                                   Stockholders and until
                                                                   their respective
                                                                   successors are duly
                                                                   elected and qualified
                                                                   2. Approve the              Issuer        Yes      For       For
                                                                   re-appointment of Ernst &
                                                                   Young LLP as the Company's
                                                                   independent auditors for
                                                                   the 2004 fiscal year

United States Steel Corporation   X         912909108   4/27/04    1. Elect four directors     Issuer        Yes      For       For
                                                                   2. Elect                    Issuer        Yes      For       For
                                                                   PricewaterhouseCoopers LLP
                                                                   as independent auditors

Valero Energy Corporation         VLO       91913Y100   4/29/04    1. Elect three directors    Issuer        Yes      For       For
                                                                   2. Ratify selection of      Issuer        Yes      For       For
                                                                   KPMG LLP as auditors for
                                                                   2004
                                                                   3. Shareholder proposal     Security
                                                                   regarding climate change     Holder       Yes    Against     For
                                                                   resolution

WCI Communities, Inc.             WCI       92923C104   5/20/04    1. Elect three directors    Issuer        Yes      For       For
                                                                   2. Approve the 2004 Stock   Issuer        Yes    Against  Against
                                                                   Incentive Plan

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CGM CAPITAL DEVELOPMENT FUND
             ------------------------------------------------------------------

By (Signature and Title)* Leslie A. Lake, Vice President & Secretary
                          -----------------------------------------------------

Date  8/30/04
     --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.